Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Feb. 01, 2019 USD ($)	Dec. 31, 2019 USD ($) CompensationPlan	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 130,218,000	$ 62,919,000
Short term investment expected to be realized in 2020		2,166,000	46,952,000
Investments in time deposits held in commercial banks			39,359,000
Investments in money market funds			7,593,000
Long term investments		$ 0	2,204,000
Lease of lands, maximum term		50 years
Impairment loss on long-lived asses		$ 0	0	$ 0
Advertising and promotion expenses		$ 3,880,000	331,000
Number of stock-based employee compensation plans | CompensationPlan		2
Reduction in depreciation expense	$ 674,000
Non-financial assets at fair value		$ 0	0	0
Non-financial liabilities at fair value		0	0	0
Maximum insurance coverage for deposits and foreign currency deposits			$ 76,000		¥ 500,000
Amount covered by deposit insurance regulation		1,327,000
Concentration of Credit Risk
Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 96,865,000
Buildings
Significant Accounting Policies [Line Items]
Estimated useful lives	47 years		20 years
Wuxi
Significant Accounting Policies [Line Items]
Reclassification of assets held for sale to property, plant and equipment				$ 20,164,000